Document and Entity Information Document	12 Months Ended
Dec. 31, 2017 shares
Document And Entity Information [Abstract]
Entity Registrant Name	ONCOLYTICS BIOTECH INC
Entity Central Index Key	0001129928
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Document Type	20-F
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding	141,805,722
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes